Schedule H, Line 4a - Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions

EIN 86-2551862, Plan Number 003

Total that Constitute Nonexempt Prohibited Transactions					Total Fully Corrected Under VFCP and PTE 2002-51
Year	Participant Contributions and Notes Receivable Repayments Transferred Late to Plan	Contributions not Corrected	Contributions Corrected Outside of VFCP	Contributions Pending Correction in VFCP
2025	$368,328	$—	$368,328	$—	$—

* Required earnings for the untimely remittances were remitted to the Plan during the 2026 plan year.